Segment information	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segment information

Note 15 – Segment information

The Company follows ASC 280, Segment Reporting, which requires companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company primarily engaged in three business lines: HVAC system installation and servicing projects, air conditioner sales, and other customized services. The Company’s chief operating decision-maker (“CODM”), Ms. Ke Chen, review financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. There are no segment managers who are held accountable for operations, operating results and plans for levels or components below the consolidated unit level. Based on qualitative and quantitative criteria established by ASC 280, the Company considers itself to be operating within one reportable segment.

The CODM’s resource allocation decisions typically affect the overall business rather than any individual business line. As a result, the Company does not allocate shared operating expenses to specific business lines for management reporting, and decisions are made based on consolidated financial results. This is supported by the fact that the Company’s financial systems are not designed to budget, track transactions, or allocate shared costs for reporting operating margins at the business line level or any other detailed level. The Company believes that presenting financial information as a single operating segment aligns with how management organizes and makes decisions about the business.

As all of the Company’s revenues are derived solely from the PRC and all of the Company’s long-lived assets are located in the PRC, no geographical information is presented.

Disaggregated information of revenues, cost of revenues and gross profit by business lines are as follows:

	For the Fiscal Years ended September 30,
	2025	2024	2023

Revenue - projects	$12,339,392	$7,467,346	$8,792,782
Revenue - products	811,812	7,748,444	6,150,640
Revenue - services	246,589	308,469	365,943
Total revenues	$13,397,793	$15,524,259	$15,309,365

	For the Fiscal Years ended September 30,
	2025	2024	2023

Cost of revenue – projects	$11,339,101	$5,697,177	$6,639,072
Cost of revenue – products	669,855	6,659,702	5,245,587
Cost of revenue – services	215,895	283,105	337,003
Total cost of revenues	$12,224,851	$12,639,984	$12,221,662

	For the Fiscal Years ended September 30,
	2025	2024	2023

Gross profit - projects	$1,000,291	$1,770,169	$2,153,710
Gross profit - products	141,957	1,088,742	905,053
Gross profit - services	30,694	25,364	28,940
Total gross profit	$1,172,942	$2,884,275	$3,087,703

Revenue by recognition method are as follows:

	For the Fiscal Years ended September 30,
	2025	2024	2023

Revenue recognized over time	$12,339,392	$7,467,346	$8,792,782
Revenue recognized at a point in time	1,058,401	8,056,913	6,516,583
Total revenues	$13,397,793	$15,524,259	$15,309,365